Consolidated Statements of Equity - JPY (¥) ¥ in Millions		Total	Cumulative effects of accounting standard update - adoption of ASU	Common stock	Additional paid-in capital	Legal reserve	Other Retained earnings	Other Retained earnings Cumulative effects of accounting standard update - adoption of ASU	Total Retained Earnings	Total Retained Earnings Cumulative effects of accounting standard update - adoption of ASU	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative effects of accounting standard update - adoption of ASU	Treasury stock	Total Canon Inc. shareholders' equity	Total Canon Inc. shareholders' equity Cumulative effects of accounting standard update - adoption of ASU	Non- controlling interests	Non- controlling interests Cumulative effects of accounting standard update - adoption of ASU
Balance at beginning of year at Dec. 31, 2017		¥ 3,088,752		¥ 174,762	¥ 401,386	¥ 66,879	¥ 3,422,668		¥ 3,489,547		¥ (143,228)		¥ (1,058,481)	¥ 2,863,986		¥ 224,766
Balance at beginning of year (ASU 2014-09) at Dec. 31, 2017			¥ (182)					¥ (106)		¥ (106)					¥ (106)		¥ (76)
Balance at beginning of year (ASU 2016-01) at Dec. 31, 2017								5,343		5,343		¥ (5,343)
Equity transactions with noncontrolling interests and other		(37,715)			3,003						(4,200)			(1,197)		(36,518)
Dividends to Canon Inc. shareholders	[1]	(178,159)					(178,159)		(178,159)					(178,159)
Dividends to noncontrolling interests		(5,558)														(5,558)
Transfers to legal reserve						237	(237)
Comprehensive income:
Net income		266,397					252,441		252,441					252,441		13,956
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments		(93,146)									(89,823)			(89,823)		(3,323)
Net unrealized gains and losses on securities		(141)									(141)			(141)
Net gains and losses on derivative instruments		488									488			488
Pension liability adjustments		(30,570)									(26,824)			(26,824)		(3,746)
Comprehensive income (loss)		143,028												136,141		6,887
Repurchases of treasury stock		(25)											(25)	(25)
Reissuance of treasury stock		4											4	4
Balance at end of year at Dec. 31, 2018		3,010,145		174,762	404,389	67,116	3,501,950		3,569,066		(269,071)		(1,058,502)	2,820,644		189,501
Equity transactions with noncontrolling interests and other		(1,596)			641						(424)			217		(1,813)
Dividends to Canon Inc. shareholders	[1]	(171,487)					(171,487)		(171,487)					(171,487)
Dividends to noncontrolling interests		(5,557)														(5,557)
Transfers to legal reserve						456	(456)
Comprehensive income:
Net income		139,347					124,964		124,964					124,964		14,383
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments		(32,157)									(32,043)			(32,043)		(114)
Net gains and losses on derivative instruments		(1,068)									(1,073)			(1,073)		5
Pension liability adjustments		(3,630)									(5,709)			(5,709)		2,079
Comprehensive income (loss)		102,492												86,139		16,353
Repurchases of treasury stock		(50,015)											(50,015)	(50,015)
Reissuance of treasury stock		(2)			(13)		(10)		(10)				21	(2)
Balance at end of year at Dec. 31, 2019		2,883,980		174,762	405,017	67,572	3,455,083		3,522,655		(308,442)		(1,108,496)	2,685,496		198,484
Balance at end of year (ASU 2017-12) at Dec. 31, 2019								122		122		¥ (122)
Equity transactions with noncontrolling interests and other		751			(316)						(9)		(15)	(340)		1,091
Dividends to Canon Inc. shareholders	[1]	(126,938)					(126,938)		(126,938)					(126,938)
Dividends to noncontrolling interests		(4,526)														(4,526)
Transfers to legal reserve						1,864	(1,864)
Comprehensive income:
Net income		95,943					83,318		83,318					83,318		12,625
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments		(17,354)									(17,355)			(17,355)		1
Net gains and losses on derivative instruments		970									987			987		(17)
Pension liability adjustments		1,382									30			30		1,352
Comprehensive income (loss)		80,941												66,980		13,961
Repurchases of treasury stock		(50,008)											(50,008)	(50,008)
Reissuance of treasury stock		0			(81)		(69)		(69)				150	0
Balance at end of year at Dec. 31, 2020		¥ 2,784,041		¥ 174,762	¥ 404,620	¥ 69,436	¥ 3,409,371		¥ 3,478,807		¥ (324,789)		¥ (1,158,369)	¥ 2,575,031		¥ 209,010
Balance at end of year (ASU 2016-13) at Dec. 31, 2020			¥ (159)					¥ (159)		¥ (159)					¥ (159)

[1]	Canon changed the presentation of cash dividends per share which were previously presented in the consolidated statements of income.